UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:    Meritage Group LP
Address: Pier 5, The Embarcadero, Suite 101
         San Francisco, CA 94111

13F File Number:  028-12802

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Laura Baxter-Simons
Title:   Chief Compliance Officer
Phone    (415) 399-5330
Signature, Place, and Date of Signing:

       Laura Baxter Simons      San Francisco, CA
       February 7, 2013
Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.
[ ]         13F NOTICE.
[ ]         13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.






                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  35
Form 13F Information Table Value (x $1000) Total:  $3197755

LIST OF OTHER INCLUDED MANAGERS:

NO.      FORM 13F FILE NUMBER          NAME
___      ____________________          ________________
01       028-14947                     MWG GP LLC


       FORM 13F INFORMATION TABLE
                                                         VALUE    SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP    (x1000)   PRN AMT PRN CALL DSCREIN  MANAGERS     SOLE    SHARED   NONE
____________________________ ________________ _________ ________ ________ ___ ____ _______ ___________ ________ ________ ________
APPLE INC                    COM              037833100    31930    60000 SH  C    DEFINED   01           60000        0        0
APPLE INC                    COM              037833100     6386    12000 SH       DEFINED   01           12000        0        0
BP PLC                       SPONSORED ADR    055622104    20566   493900 SH  C    DEFINED   01          493900        0        0
CANADIAN NAT RES LTD         COM              136385101    14435   500000 SH  C    DEFINED   01          500000        0        0
CANADIAN PACIFIC RAILWAY LTD COM              13645T100   163061  1604755 SH       DEFINED   01         1604755        0        0
COCA COLA ENTERPRISES INC NE COM              19122T109   110864  3493990 SH       DEFINED   01         3493990        0        0
DELL INC                     COM              24702R101     1967   194000 SH  C    DEFINED   01          194000        0        0
DILLARDS INC                 COM              254067101     8377   100000 SH  P    DEFINED   01          100000        0        0
DISCOVERY COMMUNICATNS NEW   COM SER C        25470F302   107109  1830919 SH       DEFINED   01         1830919        0        0
FIDELITY NATL INFORMATION SV COM              31620M106    93451  2684611 SH       DEFINED   01         2684611        0        0
FISERV INC                   COM              337738108   163814  2072806 SH       DEFINED   01         2072806        0        0
FUSION-IO INC                COM              36112J107     7452   325000 SH       DEFINED   01          325000        0        0
GOLDCORP INC NEW             COM              380956409     3670   100000 SH  C    DEFINED   01          100000        0        0
INTERCONTINENTALEXCHANGE INC COM              45865V100    76679   619332 SH       DEFINED   01          619332        0        0
ISHARES TR                   MSCI EMERG MKT   464287234   151695  3420400 SH  P    DEFINED   01         3420400        0        0
KIOR INC                     CL A             497217109      128    20000 SH       DEFINED   01           20000        0        0
LIBERTY INTERACTIVE CORP     INT COM SER A    53071M104   200032 10164241 SH       DEFINED   01        10164241        0        0
MASTERCARD INC               CL A             57636Q104    69157   140770 SH       DEFINED   01          140770        0        0
MONSTER BEVERAGE CORP        COM              611740101    46593   881774 SH       DEFINED   01          881774        0        0
MORGAN STANLEY               COM NEW          617446448    12791   669000 SH  P    DEFINED   01          669000        0        0
MURPHY OIL CORP              COM              626717102     1191    20000 SH       DEFINED   01           20000        0        0
NEWS CORP                    CL A             65248E104   109449  4290425 SH       DEFINED   01         4290425        0        0
ORACLE CORP                  COM              68389X105    90277  2709399 SH       DEFINED   01         2709399        0        0
PERKINELMER INC              COM              714046109    60793  1915359 SH       DEFINED   01         1915359        0        0
PHILIP MORRIS INTL INC       COM              718172109   139757  1670930 SH       DEFINED   01         1670930        0        0
PRAXAIR INC                  COM              74005P104   118152  1079505 SH       DEFINED   01         1079505        0        0
SELECT SECTOR SPDR TR        SBI INT-ENERGY   81369Y506    29661   415300 SH       DEFINED   01          415300        0        0
SPDR GOLD TRUST              GOLD SHS         78463V107   230733  1424100 SH  C    DEFINED   01         1424100        0        0
SPDR GOLD TRUST              GOLD SHS         78463V107    79664   491690 SH       DEFINED   01          491690        0        0
SPDR S&P 500 ETF TR          TR UNIT          78462F103   363146  2550000 SH  P    DEFINED   01         2550000        0        0
SPDR S&P 500 ETF TR          TR UNIT          78462F103   422148  2964316 SH       DEFINED   01         2964316        0        0
THERMO FISHER SCIENTIFIC INC COM              883556102    98535  1544916 SH       DEFINED   01         1544916        0        0
VISA INC                     COM CL A         92826C839    84056   554533 SH       DEFINED   01          554533        0        0
WILLIAMS COS INC DEL         COM              969457100    77124  2355654 SH       DEFINED   01         2355654        0        0
YPF SOCIEDAD ANONIMA         SPON ADR CL D    984245100     2910   200000 SH  C    DEFINED   01          200000        0        0